Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 41,039	$ 27,604	$ 505,277
Restricted cash		0	49,979
Trade accounts receivable	66,596	127,721	76,650
Other receivables	27,679	308,934	315,555
Inventory	591,404	905,186	223,336
Prepaid expenses	103,895	29,567	141,425
Total current assets	830,613	1,399,012	1,312,222
Property and equipment, net	2,389,104	2,790,464	3,319,219
Other noncurrent assets	22,939	22,555	17,632
Total Assets	3,242,656	4,212,031	4,649,073
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities on short and long-term debt	3,037,991	1,374,489	398,383
Accounts payable	1,662,314	2,270,671	2,504,094
Bank line of credit	2,725,000	2,725,000	3,000,000
Loans payable to stockholders	620,000	2,898,216	750,000
Obligation related to the letter of credit	377,695	0
Other payables and accrued expenses	410,701	764,460	310,924
Total current liabilities	8,833,701	10,032,836	6,963,401
Long-term debt - net of current portion	1,698,361	2,083,026	2,189,454
Commitments and contingencies (see Notes)	0	0	0
Stockholders' Equity:
Preferred stock ($.0001 par value; 10,000,000 shares authorized; none issued or outstanding)	0	0	0
Common stock, value	4,954	3,188	2,706
Additional paid in capital	47,597,116	39,074,062	32,922,112
Deficit accumulated during development stage	(54,891,560)	(46,974,678)	(37,443,419)
Accumulated other comprehensive income (loss)	84	(6,403)	14,819
Total Stockholders' Equity (Deficit)	(7,289,406)	(7,903,831)	(4,503,782)
Total Liabilities and Stockholders' Equity	$ 3,242,656	$ 4,212,031	$ 4,649,073